SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME
For the Wells Fargo Real Return Fund (the “Fund”)

Effective immediately, Ann M. Miletti is removed as a portfolio manager for the Fund. All references to Ms. Miletti are hereby removed.

Effective immediately, Garth B. Newport, CFA is added as a portfolio manager for the Fund.

Prospectus
In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2014
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
Michael Bradshaw, CFA, Portfolio Manager / 2014
Christian L. Chan, CFA, Portfolio Manager / 2014
Kayvan Malek / Portfolio Manager / 2017
Jay N. Mueller, CFA, Portfolio Manager / 2005
Garth B. Newport, CFA, Portfolio Manager / 2019
Thomas M. Price, CFA, Portfolio Manager / 2014
Dale Winner, CFA, Portfolio Manager / 2014

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Garth B. Newport
Mr. Newport joined Wells Capital Management or one of its predecessor firms in 2011, where he currently serves as a Senior Portfolio Manager for the Small Cap Value style.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Portfolio Manager
Garth B. Newport, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0

Portfolio Manager
	Total Assets Managed	$0 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Newpoert became portfolio manager of the on March 1, 2019. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Garth B. Newport, CFA	Real Return Fund	$10,001 - $50,000

March 1, 2019	IFAM039/P1003SP